Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41657
Entity Registrant Name	CBL INTERNATIONAL LIMITED
Entity Central Index Key	0001914805
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Level 23-2 Permata Sapura
Entity Address, Address Line Two	Kuala Lumpur City Centre
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	50088
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	BANL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	25,000,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	MRI Moores Rowland LLP
Auditor Firm ID	6955
Auditor Location	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Level 23-2 Permata Sapura
Entity Address, Address Line Two	Kuala Lumpur City Centre
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	50088
Country Region	+60
City Area Code	3
Local Phone Number	2706 8280
Contact Personnel Name	Teck Lim CHIA
Contact Personnel Email Address	wchia@cbl-grp.com